RESTATEMENT AND RECLASSIFICATIONS - Consolidated statements of operations and comprehensive loss (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net revenues				¥ 1,520,035
Cost of revenues	[1]	¥ (918,549)	¥ (592,946)	(443,467)
Selling and marketing expenses	[1]	(1,047,632)	(707,157)	(524,077)
General and administrative expenses	[1]	(546,568)	(354,832)	(264,445)
Research and development expenses	[1]	(167,254)	(100,032)	(65,594)
Operating income (loss)		(594,632)	(1,272)	222,452
Interest income		26,200	16,097	25,065
Other income (loss)		(33,583)	16,702	15,960
Loss on foreign currency forward contract				(12,898)
Foreign currency exchange gains (loss)		4,951	(6,284)	3,760
Income (loss) before income taxes		(597,064)	25,243	254,339
Income tax expense		4,865	(25,390)	(28,219)
Net income (loss)		(592,199)	(147)	226,120
Comprehensive income (loss)		(581,099)	(18,979)	254,092
Foreign currency translation adjustment, taxes
Unrealized holding gains on available for sale securities		0	2,818	42
Reclassification adjustment for gains on available for sale securities realized in net income taxes		¥ 0	2,818	42
As previously reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net revenues			1,973,806	1,579,604
Cost of revenues			(599,199)	(449,104)
Selling and marketing expenses			(713,120)	(527,553)
General and administrative expenses			(392,296)	(307,519)
Research and development expenses			(100,032)	(65,594)
Operating income (loss)			169,159	229,834
Interest income			21,000	23,974
Other income (loss)			26,702	15,960
Loss on foreign currency forward contract				(12,898)
Foreign currency exchange gains (loss)			(6,284)	3,760
Income (loss) before income taxes			210,577	260,630
Income tax expense			(25,770)	(18,776)
Net income (loss)			184,807	241,854
Restatement adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net revenues			(220,111)	(59,569)
Cost of revenues			6,253	5,637
Selling and marketing expenses			5,963	3,476
General and administrative expenses			37,464	43,074
Operating income (loss)			(170,431)	(7,382)
Interest income			(4,903)	1,091
Other income (loss)			(10,000)
Income (loss) before income taxes			(185,334)	(6,291)
Income tax expense			380	(9,443)
Net income (loss)			(184,954)	(15,734)
As Restated
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net revenues			1,753,695	1,520,035
Cost of revenues			(592,946)	(443,467)
Selling and marketing expenses			(707,157)	(524,077)
General and administrative expenses			(354,832)	(264,445)
Research and development expenses			(100,032)	(65,594)
Operating income (loss)			(1,272)	222,452
Interest income			16,097	25,065
Other income (loss)			16,702	15,960
Loss on foreign currency forward contract				(12,898)
Foreign currency exchange gains (loss)			(6,284)	3,760
Income (loss) before income taxes			25,243	254,339
Income tax expense			(25,390)	(28,219)
Net income (loss)			¥ (147)	¥ 226,120

[1]	(a) Includes share-based compensation expense as follows (note 16):